Share option plans	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10.	Share option plans

In December 2013, the Company adopted the 2013 Incentive Option Plan (the “2013 Plan”), which provided for the grant of incentive Ordinary share options and nonqualified Ordinary share options to employees, directors, and non-employees of the Company. As of December 31, 2017, the 2013 Plan included a total of 669,194 options to purchase Ordinary shares. Option awards generally expire 10 years from the grant date and generally vest over four years; however, vesting conditions can vary at the discretion of the Company’s board of directors (the “Board”). As of December 31, 2017, 331,841 Ordinary shares were available for future grants under the 2013 Plan.

The fair value of each Ordinary share option issued was estimated at the date of grant using the following weighted-average assumptions:

	Year ended December 31,
	2017	2016	2015
Risk-free interest rate	-	1.2%-2.1%	1.3% -1.9%
Expected option term (years)	-	5.0-7.0	5.1-7.0
Expected price volatility	-	79.3%-90.6%	70.4%-83.7%
Dividend yield	-	0%	0%

A summary of option activity as of December 31, 2017, and the year then ended is presented below:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Stock Options	Exercise Price	Term (Years)	Value
Outstanding, January 1, 2017	530,356	$17.05	7.63	$419,840
Exercised	(63,906)	*) -
Forfeited/Expired	(193,005)	$29.30	-	-

Outstanding, December 31, 2017	273,445	$12.40	7.63	$38,079

Exercisable, December 31, 2017	256,099	$17.67	6.07	$38,079

Vested and expected to vest, December 31, 2017	273,445	$12.40	7.63	$38,079

*) Represents an amount lower than $1.

The weighted-average grant date per-share fair value of Ordinary shares options granted 2016 and 2015 were $12.40, $1.56, and $4.16, respectively did not grant any options in 2017. As of December 31, 2017, there was $424 of unrecognized compensation costs related to Ordinary share options, which is expected to be recognized over a weighted-average period of 0.93 years.

Share-based compensation expense is classified in the consolidated statements of operations as follows:

	December 31,
	2017	2016	2015
	U.S. dollars in thousands

Research and development expenses	$198	$531	$381
Pre-commercialization expenses	(11)	(147)	159
General and administrative expenses	221	316	2,083
	$408	$700	$2,623

During 2016, and primarily as result of the workforce reductions discussed in Note 13, 1,110,137 Ordinary share options were forfeited. As a result of said forfeitures $1,424 of previously recognized share based compensation expenses were reversed, of which $130, $287 and $1,007, were recorded in the research and development expenses, pre-commercialization expenses and general and administrative expenses, respectively.

During 2017, and primarily as a result of the workforce reductions discussed in Note 13, 193,004 Ordinary share options were forfeited. As a result of said forfeitures, $144 of previously recognized share based compensation expenses were reversed, of which $107, $11 and $26, were recorded in the research and development expenses, pre-commercialization expenses and general and administrative expenses, respectively.

During 2017 and 2016, the Company modified the terms of certain outstanding Ordinary shares options by extending exercisability of the options through the first anniversary of termination of employment. In addition, during 2015, the Company modified terms of certain outstanding Ordinary shares options by (a) extending exercisability of the options through the first anniversary of termination of employment, and (b) accelerating the vesting of Ordinary shares options upon termination of employment. The incremental compensation expense, resulting from comparing the fair value of Ordinary shares options immediately before and immediately after the modifications, for the year ended December 31, 2015 totaled $46 classified as general and administrative expense in the accompanying consolidated financial statements. There was no incremental compensation related to the modifications in 2017 and 2016.